STOCK BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 07, 2022	Jun. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			1,525,175
Percentage of amount of shares of common stock			5.00%
Stock-based compensation expense			$ 1,226	$ 595
Share-based compensation expense		$ 900
Intrinsic value of options exercised			3,400	$ 81
Unvested options (in shares)		192,689
Share price (in dollars per share)	$ 1.97
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 246
Equity instruments granted in the period (in shares)	761,500
Equity instruments forfeited in the period (in shares)			36,500
Equity instruments outstanding (in shares)			725,000
Award vesting period	3 years
Recognition period			2 years 6 months
Unrecognized expense			$ 1,200